Fair Value Measurements (Valuation Of Financial Instruments By Pricing Categories) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets
Available-for-sale marketable securities:	$ 89	$ 91
Total assets measured at fair value	4,453	4,977
Contingent Consideration Arrangements, Change in Amount of Contingent Consideration [Abstract]
Total liabilities measured at fair value	995	788
(Level 1)
Assets
Available-for-sale marketable securities	4,011	3,652
Short-term investments	0	750
Trading marketable securities	307	259
Total assets measured at fair value	4,318	4,661
Liabilities:
Deferred compensation arrangements	307	259
Contingent Consideration Arrangements, Change in Amount of Contingent Consideration [Abstract]
Total liabilities measured at fair value	307	259
(Level 2)
Assets
Available-for-sale marketable securities:	89	91
Total assets measured at fair value	135	316
Contingent Consideration Arrangements, Change in Amount of Contingent Consideration [Abstract]
Total liabilities measured at fair value	170	77
(Level 2) | Corporate and asset-backed debt securities
Assets
Available-for-sale marketable securities:	52	53
(Level 2) | United States agency debt securities
Assets
Available-for-sale marketable securities:	0	1
(Level 2) | United States treasury debt securities
Assets
Available-for-sale marketable securities:	37	34
(Level 2) | Certificates of deposit
Assets
Available-for-sale marketable securities:	0	3
(Level 2) | Foreign currency exchange forward contracts
Assets
Foreign currency exchange forward contracts	46	225
Interest rate swap asset	46	225
Liabilities:
Foreign currency exchange forward contracts	170	77
(Level 3)
Contingent Consideration Arrangements, Change in Amount of Contingent Consideration [Abstract]
Beginning	452	289
Additions	123	208
Change in estimate and foreign exchange	24	8
Settlements	(81)	(53)
Ending	518	452
Total liabilities measured at fair value	$ 518	$ 452